Consolidated Statements of Changes in Equity (Deficit)	Total USD ($)	Total CNY	Private Placement [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Additional Paid-in Capital [Member] Private Placement [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY	Series A convertible preferred shares [Member] CNY	Series A convertible preferred shares [Member] Additional Paid-in Capital [Member] CNY	Series B convertible preferred shares [Member] CNY	Series B convertible preferred shares [Member] Additional Paid-in Capital [Member] CNY	Series C convertible preferred shares [Member] CNY	Series C convertible preferred shares [Member] Additional Paid-in Capital [Member] CNY	Class A Ordinary Shares [Member] USD ($)	Class A Ordinary Shares [Member] CNY	Class A Ordinary Shares [Member] Private Placement [Member] CNY	Class B Ordinary Shares [Member] USD ($)	Class B Ordinary Shares [Member] CNY	Class B Ordinary Shares [Member] Series A convertible preferred shares [Member] CNY	Class B Ordinary Shares [Member] Series B convertible preferred shares [Member] CNY	Class B Ordinary Shares [Member] Series C convertible preferred shares [Member] CNY
Beginning balance at Dec. 31, 2010		(208,547,277)						20,886,907		(229,476,544)											42,360
Beginning balance, shares at Dec. 31, 2010																					51,880,468
Net income (loss)		(42,776,042)								(42,776,042)
Foreign currency translation adjustment, net of nil income taxes		18,113,956						18,113,956
Share-based compensation		291,894			291,894
Accretion of redeemable convertible preferred shares		(55,220,717)			(291,894)					(54,928,823)
Ending balance at Dec. 31, 2011		(288,138,186)						39,000,863		(327,181,409)											42,360
Ending balance, shares at Dec. 31, 2011		51,880,468																			51,880,468
Net income (loss)		15,168,024								15,168,024
Foreign currency translation adjustment, net of nil income taxes		1,334,554						1,334,554
Share-based compensation		426,083			426,083
Accretion of redeemable convertible preferred shares		(58,232,795)			(426,083)					(57,806,712)
Ending balance at Dec. 31, 2012		(329,442,320)						40,335,417		(369,820,097)											42,360
Ending balance, shares at Dec. 31, 2012		51,880,468																			51,880,468
Net income (loss)	15,166,740	91,814,892								91,814,892
Foreign currency translation adjustment, net of nil income taxes	774,083	4,686,070						4,686,070
Repurchase and cancellation of ordinary shares		(2,500,354)			(2,499,940)																(414)
Repurchase and cancellation of ordinary shares, shares																					(575,300)
Ordinary shares issued in connection with exercise of share options		2,123																			2,123
Ordinary shares issued in connection with exercise of share options, shares	3,452,400																				3,452,400
Issuance of ordinary shares, upon initial public offering ("IPO")		493,654,481	122,766,552		493,624,834	122,759,988												29,647	6,564
Issuance of ordinary shares, upon initial public offering ("IPO"), shares																		48,300,000	10,695,186
Conversion of redeemable convertible preferred shares to ordinary shares											23,060,382	23,047,229	169,432,163	169,411,155	294,405,386	294,386,344						13,153	21,008	19,042
Conversion of redeemable convertible preferred shares to ordinary shares, shares																						21,428,600	34,226,200	31,023,304
Share-based compensation		17,822,544			17,822,544
Accretion of redeemable convertible preferred shares		(50,711,382)			(7,292,761)					(43,418,621)
Ending balance at Dec. 31, 2013	$ 137,930,611	834,990,537		$ 183,566,975	1,111,259,393		$ 7,437,020	45,021,487	$ (53,095,434)	(321,423,826)							$ 5,982	36,211		$ 16,068	97,272
Ending balance, shares at Dec. 31, 2013																	58,995,186			141,435,672